Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedules of Concentration of Risk Percentage

During the years ended December 31, 2025, 2024 and 2023, the following customers accounted for more than 10% of revenue:

	2025	2024	2023
Revenue:
Customer A	19.2%	24.7%	38.6%
Customer B	13.5%	14.1%	11.0%
Customer J	6.9%	11%	7%
Customer L	12.0%	3.0%	-

As of December 31, 2025 and 2024, the following customers accounted for more than 10% of the Company’s accounts receivable:

	2025	2024
Accounts receivable:
Customer B	11.9%	6.7%
Customer H	8.4%	12.0%
Customer I	-	-
Customer J	15.4%	18.4%
Customer K	6.0%	11.0%
Customer L	22.6%	30.4%

The suppliers that individually represented greater than 10% of the total cost of revenue of the Company for the years ended December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Cost of revenue:
Supplier A	0.0%	22.2%	15.7%
Supplier C	8.3%	4.0%	13.4%
Supplier F	14.1%	10.8%	7.9%
Supplier L	21.5%	9.9%	-

As at December 31, 2025 and 2024, the following suppliers accounted for more than 10% of the Company’s accounts payable:

	2025	2024
Accounts payable:
Supplier C	8.1%	-
Supplier E	3.8%	-
Supplier N	-	11.6%
Supplier F	22.6%	24.7%
Supplier L	36.3%	9.2%

Schedule of Fixed Assets Category
Fixed Asset Category	Useful lives
Computer Software	3 years
Furniture, Fixtures and Equipment	5 years
Leasehold Improvements	Lesser of lease term or life of assets